BALANCE SHEET DETAILS (Schedule of Prepaid and Other Current Assets) (Details) (USD $)	12 Months Ended	3 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2014		Dec. 31, 2012	Dec. 31, 2013	Aug. 31, 2014	Jul. 31, 2014
Prepaids and other current assets
Prepaid tax	$ 4,323,000	$ 4,323,000			$ 4,894,000
Advance to suppliers	1,944,000	1,944,000			223,000
Deferred taxes-current	3,668,000	3,668,000			3,534,000
Other receivable	4,413,000 [1]	4,413,000	[1]		8,579,000 [1]
Prepaid others	4,989,000	4,989,000			4,322,000
Total Prepaids and other current assets	19,337,000	19,337,000			21,552,000
Other receivables [Line Items]
Amount of other receivable expects to be collected	2,000,000
ESA Cultural Investment (Hong Kong) limited [Member]
Other receivables [Line Items]
Proceeds from loan payments	2,000,000	800,000			5,600,000
Loan amount reseved due to collectability risk	2,800,000	2,800,000
Loan receivable				5,600,000
Amount drawn		800,000		4,000,000
Percentage of loan receivable on extended maturity date	50.00%
Loan receivable on extended maturity date	2,800,000	2,800,000
Interest rate of debt securities (as a percent)	20.00%
UiTV Media Inc [Member]
Other receivables [Line Items]
Amount paid to equity method investee						$ 1,800,000	$ 1,080,000

[1]	The other receivable balance includes loans of approximately $2.0 million and $5.6 million as of December 31, 2014 and December 31, 2013, respectively, made to ESA Cultural Investment (Hong Kong) limited (“borrower” or ESA), a movie investment company with its operations located in Beijing. The Company signed the loan agreement for a total amount of $5.6 million in the fourth quarter of 2012, and $4.0 million was drawdown in the fourth quarter of 2012 with the remaining in the first quarter of 2013. The loan bears interest at 20% per annum and originally matured on December 31, 2013, with a subsequently extended maturity date on 50% of the loan, or $2.8 million, to June 30, 2014, and the other half extended to December 31, 2014. In the fourth quarter of 2014, the Company received $0.8 million against the principal of the outstanding entrusted loan amount. The Company has performed an assessment on the need for a valuation reserve due to collectability risk and $2.8 million was reserved as of December 31, 2014 as the collection term was due. The management expects to collect the remaining $2.0 million balance in the second quarter of 2015.